Condensed consolidated statements of stockholders' (deficit) equity (Q1) $ in Thousands	3 Months Ended
	Mar. 31, 2023 USD ($) shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, balance (in shares) | shares	0
Common stock, balance (in shares) | shares	113,335,530	[1]
Balance	$ (5,914)
Exercise of stock options (in shares) | shares	672,583
Exercise of stock options	$ 546
Issuance of common stock in connection with the Purchase Agreement	15,683
Stock-based compensation	6,755
Short swing profit settlement	244
Foreign currency translation adjustment, net of tax	(19)
Net loss	$ (24,608)
Common stock, balance (in shares) | shares	127,173,552
Balance	$ (7,313)
Non-redeemable convertible preferred stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, balance (in shares) | shares	0	[1]
Balance	$ 0
Common stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, balance (in shares) | shares	113,335,530
Balance	$ 11
Exercise of stock options (in shares) | shares	598,368
Issuance of common stock in connection with the Purchase Agreement (in shares) | shares	13,239,654
Issuance of common stock in connection with the Purchase Agreement	$ 1
Common stock, balance (in shares) | shares	127,173,552
Balance	$ 12
Additional paid-in capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	381,274
Exercise of stock options	546
Issuance of common stock in connection with the Purchase Agreement	15,682
Stock-based compensation	6,755
Short swing profit settlement	244
Balance	404,501
Accumulated deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	(376,797)
Net loss	(24,608)
Balance	(401,405)
Accumulated other comprehensive loss
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	(10,402)
Foreign currency translation adjustment, net of tax	(19)
Balance	$ (10,421)

[1]	The shares of the Company's non-redeemable convertible preferred stock and common stock, prior to the Merger have been retrospectively restated to reflect the Conversion Ratio of 0.889657 established in the Merger.